OTHER LONG-TERM ASSETS - Other long term-assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Other Long Term Assets [Abstract]
Contract asset	$ 388	$ 409
Long-term receivables	216	108
Due from related parties	142	6
Restricted cash	51	75
Other	27	7
Other long-term assets, net	$ 824	$ 605